Accounting policies - Measurement of FA and FL and recognition of FV changes - Movement between opening and closing balances of Level 3 (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in financial instruments, Assets
Financial assets at beginning of period	$ 1,407,320
Financial assets at end of period	1,773,414	$ 1,407,320
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	(1,299,114)
Financial liabilities at end of period	(1,644,023)	(1,299,114)
Fair value
Changes in financial instruments, Assets
Financial assets at beginning of period	594,290
Financial assets at end of period	939,105	594,290
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	(434,848)
Financial liabilities at end of period	(532,068)	(434,848)
Fair value | Level 3
Changes in financial instruments, Assets
Financial assets at beginning of period	3,813	1,565	$ 251
Gains/(losses) on financial assets and liabilities (net)	(265)	13	543
Purchases	6	902
Sales/Transfer out		(771)
New issuances		2,875	771
Settlements	(2,932)	(771)
Financial assets at end of period	622	3,813	1,565
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	(791)
Financial liabilities at end of period	(490)	(791)
Trading derivative liabilities | Fair value | Level 3
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	(791)	(155)
Gains/(losses) on financial assets and liabilities (net)	(8)
Purchases	(369)	(791)
Transfer out	617	155
Settlements	61
Financial liabilities at end of period	(490)	(791)	(155)
Trading derivative assets | Fair value | Level 3
Changes in financial instruments, Assets
Financial assets at beginning of period	938	794	251
Gains/(losses) on financial assets and liabilities (net)	(265)	13	543
Purchases	6	902
Sales/Transfer out		(771)
Settlements	(57)
Financial assets at end of period	622	938	794
Loans and advances - Customers
Changes in financial instruments, Assets
Financial assets at beginning of period	728,335
Financial assets at end of period	698,276	728,335
Loans and advances - Customers | Fair value | Level 3
Changes in financial instruments, Assets
Financial assets at beginning of period	2,875	771
New issuances		2,875	771
Settlements	$ (2,875)	(771)
Financial assets at end of period		$ 2,875	$ 771